COMMITMENTS AND CONTINGENCIES - ATES Enterprises, LLC Lease Settlement (Details) - Suit against ATES Enterprises, LLC - USD ($) $ in Thousands		12 Months Ended
	Nov. 02, 2023	Dec. 31, 2023
Loss Contingencies [Line Items]
Loss contingency damages sought value	$ 750
Loss contingency damages awarded value	$ 400
Loss contingency damages paid value		$ 400